Share based compensation - Schedule of Summary of Option Activities (Details)	Jan. 01, 2022 $ / shares
Share-Based Payment Arrangement [Abstract]
Spot price on valuation date	$ 4.80
Expected volatility	137.01%
Risk-free interest rate	1.51%
Dividend yield	0.00%
Forfeiture rate	0.00%